Expense Example, No Redemption - (Allspring Short-Term Bond Plus Fund - Classes A and C) - (Allspring Short-Term Bond Plus Fund) - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	139	456	816	1,833